Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers between Level 1, Level 2 and Level 3	₨ 0
Net provisionally priced financial liabilities	29,881,000,000		₨ 25,654,000,000	$ 459
Undrawn fund based committed facilities	33,369,000,000
Cash, bank and current investments	₨ 360,671,000,000		₨ 633,634,000,000	$ 5,540
Weighted average fixed interest rate	6.70%		7.00%	6.70%
Weighted average period, rate fixed	2 years 4 months 24 days	2 years 4 months 24 days	1 year 4 months 24 days
Maximum exposure to credit risk	₨ 438,388,000,000		₨ 686,980,000,000	$ 6,733
Copper [member]
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% increase in LME	₨ (3,558,000,000)	$ 55	₨ (2,954,000,000)